Revenues (Schedule of Composition of Revenues By Type) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Revenues from equipment	₪ 952	₪ 994	₪ 1,048
Revenues from services:
Cellular services	1,777	2,025	2,121
Land-line communications services	1,004	871	866
Other services	138	137	145
Total revenues from services	2,919	3,033	3,132
Total revenues	₪ 3,871	₪ 4,027	₪ 4,180